Investments	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Investments [Abstract]
Investments

Note 5. Investments

We have cash investment policies that limit investments to investment grade rated securities. At March 31, 2012 and December 31, 2011, all of our investments were classified as available-for-sale and carried at fair value. Our investments in corporate debt are guaranteed by the FDIC or foreign governments. At March 31, 2012, all of our investments had maturity dates of less than twenty-four months.

The amortized cost and fair value of our investments, with gross unrealized gains and losses, were as follows:

At March 31, 2012

	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Aggregate Fair Value
	(in thousands)
Short-term investments:
U.S. government agency debt	$24,433	$1	$(10)	$24,424
Corporate debt	5,000	—	—	5,000
Certificates of deposit	40,635	—	—	40,635

Total short-term investments	$70,068	$1	$(10)	$70,059

At December 31, 2011

	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Aggregate Fair Value
	(in thousands)
Short-term investments:
U.S. government agency debt	$31,290	$2	$(28)	$31,264
Corporate debt	5,023	3	—	5,026
Certificates of deposit	55,635	—	—	55,635

Total short-term investments	$91,948	$5	$(28)	$91,925

For the three months ended March 31, 2012 and 2011, we did not have any realized gains or losses on our investments.

Note 4. Investments

We have cash investment policies that limit investments to investment grade rated securities. At December 31, 2011 and 2010, all of our investments were classified as available-for-sale and carried at fair value. Our investments in corporate debt are guaranteed by the FDIC or foreign governments. At December 31, 2011, our short-term investments had maturity dates of less than twenty-four months.

The amortized cost and fair value of our investments, with gross unrealized gains and losses, were as follows:

At December 31, 2011

	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Aggregate Fair Value
	(in thousands)
Short-term investments:
U.S. government agency debt	$31,290	$2	$(28)	$31,264
Corporate debt	5,023	3	—	5,026
Certificates of deposit	55,635	—	—	55,635

Total short-term investments	$91,948	$5	$(28)	$91,925

At December 31, 2010

	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Aggregate Fair Value
	(in thousands)
Short-term investments:
Corporate debt	$21,295	$35	$—	$21,330

Total short-term investments	$21,295	$35	$—	$21,330

Long-term investments:
U.S. government agency debt	$4,007	$—	$(1)	$4,006

Total long-term investments	$4,007	$—	$(1)	$4,006

In the years ended December 31, 2011 and 2010, we did not have any realized gains or losses upon the disposition of our investments.